UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2023 Debentures (Details) - CAD ($) $ in Thousands	Dec. 20, 2016	Dec. 31, 2019	Dec. 31, 2018
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 1,189,816	$ 1,202,414
2023 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 400,000	$ 400,000
2023 Debentures | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 400,000
Interest rate	3.873%
Deferred financing costs	$ 2,200
Redemption percentage	100.00%
Redemption spread (in percent)	0.625%
Redemption period of debentures	30 days